Short-Term Bank Borrowings (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Feb. 28, 2023	Aug. 31, 2022	Jul. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Jul. 31, 2021
Suzhou Chaxiaobai Culture & Media Co Ltd [Member]
Short-Term Bank Borrowings [Line Items]
Amount of borrowed loan						¥ 100,000
Percentage of annual interest rate						7.50%
Repayment of loan				¥ 15,400
Zhejiang Chouzhou Commercial Bank Loan [Member]
Short-Term Bank Borrowings [Line Items]
Repayment of loan			¥ 100,000
Term of loan			one-year
Repaid amount			¥ 84,600
Loans from Bank Of China [Member]
Short-Term Bank Borrowings [Line Items]
Amount of borrowed loan		¥ 30,000
Percentage of annual interest rate		3.80%
Repayment of loan	¥ 30,000
Term of loan		6-month
Amount of cash deposited					¥ 44,889